Shareholder Report, Holdings (Details) - 1	Jul. 31, 2024
Class A | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | American Credit Acceptance Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Marlette Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | GLS Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | CPS Auto Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Pretium Mortgage Credit Partners LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Class A | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class A | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Class A | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class A | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class A1 | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A1 | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A1 | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A1 | American Credit Acceptance Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A1 | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A1 | Marlette Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A1 | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A1 | GLS Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A1 | CPS Auto Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A1 | Pretium Mortgage Credit Partners LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A1 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Class A1 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A1 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Class A1 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A1 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A1 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A1 | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Class A1 | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Class A1 | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A1 | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A1 | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A1 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A1 | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A1 | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A1 | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Institutional Class | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Class | Pagaya AI Debt Selection Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Institutional Class | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | American Credit Acceptance Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | GS Mortgage-Backed Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Marlette Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Verus Securitization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | GLS Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | CPS Auto Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Pretium Mortgage Credit Partners LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Institutional Class | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Institutional Class | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Institutional Class | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Institutional Class | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Institutional Class | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Institutional Class | Commercial Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class | Corporate Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Residential Mortgage-Backed Securities - U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)